Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Open accounts		$ 610,127	$ 574,425
Checks receivable		14,991	14,695
Current maturities of long-term receivables		196,223	146,139
Total		821,341	735,259
Less - allowance for doubtful accounts	[1]	18,106	14,251
Trade receivables, net		$ 803,235	$ 721,008

[1]	provision for expected losses, net for the years ended December 31, 2024, 2023 and 2022 were $4,499, $4,532 and $3,022 , respectively.